Note 7 - Finance Income and Expense - Finance Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Interest income	$ 35	$ 326	$ 2,045
Net gain on investment portfolio held for trading (Note 14)	0	13,033	8,477
Other finance income	88	275	10
Total finance income	123	13,633	10,532
Interest expense	(316)	(447)	(562)
Net loss on investment portfolio held for trading (Note 14)	(4,944)	0	0
Other finance costs	(1,652)	(69)	(93)
Total finance expense	(6,912)	(516)	(655)
Unrealized foreign exchange gain (loss)	(494)	2,365	166
Realized foreign exchange gain (loss)	(1,320)	(1,532)	(191)
Total foreign exchange gain (loss)	(1,814)	833	(25)
Net finance income (expense)	$ (8,603)	$ 13,950	$ 9,851